UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017


13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Posner
Title:  Managing Member
Phone:  (212) 931-9000


Signature, Place and Date of Signing:


/s/ Brian S. Posner               New York, New York                02/13/04
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total: $190,001
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                 Name

1.          28- 10529                           Hygrove Capital Fund (QP) LP

2.          28- 10530                           Hygrove Partners, LLC

                                                      FORM 13F INFORMATION TABLE

             Column 1                  Column 2    Column 3  Column 4   Column 5         Column6   Column 7     Column 8
                                                             Market
                                                             Value      Shares/ Sh/ Put/ Invstmt  Other     Voting Authority
          Name of Issuer            Title of Class  CUSIP    (X$1000)   Prn Amt Prn Call Discret Managers Sole   Shared     None
------------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                         Common Stock   005125109     5,244  282400 SH        Sole      1,2     282400     0      0
ALLIANT TECHSYSTEMS INC             Common Stock   018804104     5,487   95000 SH        Sole      1,2      95000     0      0
ALLTEL CORP                         Common Stock   020039103     3,261   70000 SH        Sole      1,2      70000     0      0
AMERICAN STD COS INC DEL            Common Stock   029712106     3,555   35300 SH        Sole      1,2      35300     0      0
AMIS HOLDINGS INC                   Common Stock   031538101       854   46700 SH        Sole      1,2      46700     0      0
ANADARKO PETE CORP                  Common Stock   032511107     1,852   36300 SH        Sole      1,2      36300     0      0
ANCHOR GLASS CONTAINER CORP         Common Stock   03304b300     4,464  279000 SH        Sole      1,2     279000     0      0
ARAMARK CORP                        CL B           038521100     5,511  201000 SH        Sole      1,2     201000     0      0
ARCH CAPITAL GROUP                  ORD            G0450A105     4,564  114500 SH        Sole      1,2     114500     0      0
BANK ONE CORP                       Common Stock   06423a103     2,052   45000 SH        Sole      1,2      45000     0      0
BP PLC                              Spon ADR       055622104     8,513  172500 SH        Sole      1,2     172500     0      0
DIAMOND OFFSHORE DRILLING IN        Common Stock   25271C102     2,256  110000 SH        Sole      1,2     110000     0      0
FIRST HEALTH GROUP CORP             Common Stock   320960107     2,530  130000 SH        Sole      1,2     130000     0      0
GARTNER INC                         Common Stock   366651107     5,316  470000 SH        Sole      1,2     470000     0      0
KEY ENERGY SERVICES INC             Common Stock   492914106     4,536  440000 SH        Sole      1,2     440000     0      0
L-3 COMMUNICATIONS HLDS             Common Stock   502424104     8,012  156000 SH        Sole      1,2     156000     0      0
LECROY CORP                         Common Stock   52324w109       502   27900 SH        Sole      1,2      27900     0      0
LEHMAN BROS HLDGS INC               Common Stock   524908100     4,402   57000 SH        Sole      1,2      57000     0      0
MACROMEDIA INC                      Common Stock   556100105     2,141  120000 SH        Sole      1,2     120000     0      0
MATTELL INC                         Common Stock   577081102     4,818  250000 SH        Sole      1,2     250000     0      0
MENTOR GRAPHICS CORP                Common Stock   587200106     4,090  170000 SH        Sole      1,2     170000     0      0
MERCK & CO                          Common Stock   589331107     4,389   95000 SH        Sole      1,2      95000     0      0
MICROSOFT CORP                      Common Stock   594918104     5,467  198500 SH        Sole      1,2     198500     0      0
NETIQ CORP                          Common Stock   64115p102     1,988  150000 SH        Sole      1,2     150000     0      0
NETWORK ASSOCIATES INC              Common Stock   640938106     2,256  150000 SH        Sole      1,2     150000     0      0
NEWFIELD EXPL CO COM                Common Stock   651290108     3,617   81200 SH        Sole      1,2      81200     0      0
NOKIA CORP                          Spon ADR       654902204     3,060  180000 SH        Sole      1,2     180000     0      0
PARTNER RE LTD                      Common Stock   G6852T105     2,357   40600 SH        Sole      1,2      40600     0      0
PITNEY BOWES INC COM                Common Stock   724479100     3,047   75000 SH        Sole      1,2      75000     0      0
PRIDE INTERNATIONAL INC DEL         Common Stock   74153q102     3,337  179000 SH        Sole      1,2     179000     0      0
SOVEREIGN BANCORP                   Common Stock   845905108     1,425   60000 SH        Sole      1,2      60000     0      0
SUN MICROSYSTEMS INC                Common Stock   866810104     2,021  450000 SH        Sole      1,2     450000     0      0
TELLABS INC                         Common Stock   879664100     2,108  250000 SH        Sole      1,2     250000     0      0
TIME WARNER                         Common Stock   00184a105     4,857  270000 SH        Sole      1,2     270000     0      0
TOYS R US INC                       Common Stock   892335100     1,264  100000 SH        Sole      1,2     100000     0      0
TRAVELERS PROPERTY CAS CORP         Common Stock   89420G109     9,397  560000 SH        Sole      1,2     560000     0      0
WASHINGTON MUTUAL INC               Common Stock   939322103     3,129   78000 SH        Sole      1,2      78000     0      0
WATERS CORP                         Common Stock   941848103     2,288   69000 SH        Sole      1,2      69000     0      0
WILLIS GROUP HOLDINGS               Common Stock   G96655108     5,298  155500 SH        Sole      1,2     155500     0      0
WPP GROUP PLC                       Spon ADR       929309300     3,515   71300 SH        Sole      1,2      71300     0      0
ZALE CORP                           Common Stock   988858106     4,256   80000 SH        Sole      1,2      80000     0      0
CENTEX APRIL 105 PUTS               PUTS           1523128pa     5,383   50000     P     Sole      1,2      50000     0      0
COMMERCE BANCORP MAR 45 PUTS        PUTS           2005198oi     5,268  100000     P     Sole      1,2     100000     0      0
DEVRY JAN 25 PUTS                   PUTS           2518938me     1,257   50000     P     Sole      1,2      50000     0      0
FASTENAL MAY 45 PUTS                PUTS           3119008qi     3,980   80000     P     Sole      1,2      80000     0      0
FREDDIE MAC APRIL 55 PUTS           PUTS           3134008pk     2,916   50000     P     Sole      1,2      50000     0      0
GENERAL MOTORS JAN/05 50 PUTS       PUTS           3704458mj     2,670   50000     P     Sole      1,2      50000     0      0
MEDCO JULY 35 PUTS                  PUTS           58405u8sg     1,700   50000     P     Sole      1,2      50000     0      0
WYNN RESORTS MARCH 25 PUTS          PUTS           9831348oe     1,961   70000     P     Sole      1,2      70000     0      0
AMERICAN STANDARD JAN 95 CALLS      CALLS          0297129as     1,007   10000     C     Sole      1,2      10000     0      0
INTERNET SECURITY SYSTEMS JULY 17.5 CALLS          46060x9gw     1,506   80000     C     Sole      1,2      80000     0      0
INTERPUBLIC GROUP APRIL 15 CALLS    CALLS          4606909dc     2,340  150000     C     Sole      1,2     150000     0      0
KOHLS JAN 45 CALLS                  CALLS          5002559ai     2,247   50000     C     Sole      1,2      50000     0      0
MERCK JULY 42.5 CALLS               CALLS          5893319gv     1,848   40000     C     Sole      1,2      40000     0      0
NOKIA APRIL 17.50 CALLS             CALLS          6549029dw     1,700  100000     C     Sole      1,2     100000     0      0
SOVEREIGN JAN 25 CALLS              CALLS          8459059ae     1,188   50000     C     Sole      1,2      50000     0      0
                                                               190,001


03612.0001 #463456